BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2025
	Principal Amount		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 0.1%
U.S. Government Agency Collateralized Mortgage Obligations – 0.0%
Federal National Mortgage Association
6.85%, 1997-79, Class PL, 12/18/2027	USD	11,720	$11,924
U.S. Government Agency Pass-Through Certificates – 0.1%
Federal Home Loan Mortgage Corporation
7.00%, Pool C69047, 06/01/2032		103,873	109,150
8.00%, Pool C56878, 08/01/2031		27,474	28,448
8.00%, Pool C59641, 10/01/2031		22,751	23,554
8.50%, Pool C55169, 07/01/2031		32,411	33,770
8.50%, Pool C55167, 07/01/2031		22,864	23,463
Federal National Mortgage Association
7.00%, Pool 645913, 06/01/2032		88,921	92,887
7.00%, Pool 645912, 06/01/2032		82,090	86,290
7.00%, Pool 650131, 07/01/2032		101,724	107,083
7.50%, Pool 545990, 04/01/2031		45,938	47,317
7.50%, Pool 255053, 12/01/2033		31,284	33,454
7.50%, Pool 735576, 11/01/2034		58,032	61,247
8.00%, Pool 458132, 03/15/2031		45	44
8.00%, Pool 735800, 01/01/2035		88,833	95,944
8.50%, Pool 636449, 04/01/2032		77,787	82,895
9.00%, Pool 545436, 10/01/2031		67,908	73,710
Total U.S. Government Agency Pass-Through Certificates			899,256
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $871,358)			911,180
SECURITIZED CREDIT – 40.2%
Commercial Mortgage-Backed Securities – 7.5%
ACAM Ltd.
7.18%, 2019-FL1, Class D (1 mo. Term SOFR + 2.86%, 2.75% Floor), 11/17/2034(a)(b)(c)		1,902,000	1,897,320
7.43%, 2019-FL1, Class E (1 mo. Term SOFR + 3.11%, 3.00% Floor), 11/17/2034(a)(b)(c)		2,098,000	2,015,604
ACREC Trust
7.35%, 2025-FL3, Class D (1 mo. Term SOFR + 3.04%, 3.04% Floor), 08/18/2042(a)(c)		500,000	498,575
8.10%, 2025-FL3, Class E (1 mo. Term SOFR + 3.79%, 3.79% Floor), 08/18/2042(a)(c)		250,000	250,211
BAMLL Commercial Mortgage Securities Trust
9.43%, 2021-JACX, Class F (1 mo. Term SOFR + 5.11%, 5.00% Floor), 09/15/2038(a)(c)		5,000,000	4,141,388
BBCMS Mortgage Trust
9.23%, 2021-AGW, Class G (1 mo. Term SOFR + 4.91%, 4.80% Floor), 06/15/2036(a)(c)		4,000,000	2,957,938
Beast Mortgage Trust
8.88%, 2021-1818, Class F (1 mo. Term SOFR + 4.56%, 4.70% Floor), 03/15/2036(a)(c)		1,250,000	375,781
BX Trust
7.51%, 2025-VLT6, Class E (1 mo. Term SOFR + 3.19%, 3.19% Floor), 03/15/2042(a)(c)		1,000,000	987,563
Citigroup Commercial Mortgage Trust
9.08%, 2021-KEYS, Class G (1 mo. Term SOFR + 4.76%, 4.65% Floor), 10/15/2036(a)(c)		3,500,000	3,434,928
Federal Home Loan Mortgage Corp.
4.33%, K-152, Class X3, 11/25/2055(d)		5,250,000	1,334,878
Fontainebleau Miami Beach Trust
8.57%, 2024-FBLU, Class F (1 mo. Term SOFR + 4.25%, 4.25% Floor), 12/15/2039(a)(c)		1,000,000	1,003,124
GS Mortgage Securities Corp. II
2.45%, 2020-GC47, Class F, 05/12/2053(a)(d)		3,500,000	1,942,414
Hilton USA Trust
4.12%, 2016-SFP, Class C, 11/05/2035(a)		581,000	145,250
4.19%, 2016-HHV, Class E, 11/05/2038(a)(d)		11,000,000	10,645,411
4.93%, 2016-SFP, Class D, 11/05/2035(a)		1,929,000	404,487
5.52%, 2016-SFP, Class E, 11/05/2035(a)		1,300,000	131,219
JP Morgan Chase Commercial Mortgage Securities
9.28%, 2021-1440, Class F (1 mo. Term SOFR + 4.96%, 4.85% Floor), 03/15/2036(a)(c)(e)		2,586,000	1,001,558
JP Morgan Chase Commercial Mortgage Securities Trust
6.37%, 2007-LD12, Class AJ, 02/15/2051(d)		20,182	20,291
KIND Trust
7.69%, 2021-KIND, Class E (1 mo. Term SOFR + 3.36%, 3.25% Floor), 08/15/2038(a)(c)		1,487,782	1,465,356
8.39%, 2021-KIND, Class F (1 mo. Term SOFR + 4.06%, 3.95% Floor), 08/15/2038(a)(c)		3,331,912	3,281,502
Last Mile Logistics Pan Euro Finance
5.26%, 1A, Class E (3 mo. EURIBOR + 2.70%, 2.70% Floor), 08/17/2033(a)(b)(c)	EUR	1,192,955	1,271,962
Last Mile Securities
7.56%, 2021-1A, Class F (3 mo. EURIBOR + 5.00%, 5.00% Floor, 9.00% Cap), 08/17/2031(a)(b)(c)		2,037,581	2,141,344
Morgan Stanley ABS Capital I, Inc.
3.99%, 2024-NSTB, Class D, 09/24/2057(a)(d)	USD	1,000,000	917,273
Morgan Stanley Capital I Trust
2.73%, 2017-HR2, Class D, 12/15/2050		3,000,000	2,639,828
Taurus CMBS
7.58%, 2021-UK4X, Class E (SONIA + 3.10%, 3.10% Floor), 08/17/2031(b)(c)	GBP	644,923	818,476
TPG Real Estate Finance Issuer Ltd.
8.78%, 2021-FL4, Class E (1 mo. Term SOFR + 4.46%, 4.35% Floor), 03/15/2038(a)(b)(c)	USD	4,000,000	3,743,061
TTAN
8.63%, 2021-MHC, Class G (1 mo. Term SOFR + 4.31%, 4.20% Floor), 03/15/2038(a)(c)		3,845,223	3,838,516
UK Logistics
8.48%, 2024-1A, Class D (SONIA + 4.00%, 4.00% Floor), 05/17/2034(a)(b)(c)	GBP	504,000	651,715
9.48%, 2024-1A, Class E (SONIA + 5.00%, 5.00% Floor), 05/17/2034(a)(b)(c)		1,874,000	2,423,951
VMC Finance LLC
7.93%, 2021-FL4, Class D (1 mo. Term SOFR + 3.61%, 3.06% Floor), 06/16/2036(a)(c)	USD	893,000	821,560
8.38%, 2021-FL4, Class E (1 mo. Term SOFR + 4.06%, 3.61% Floor), 06/16/2036(a)(c)		3,107,000	2,765,230
Wachovia Bank Commercial Mortgage Trust
5.79%, 2006-C28, Class E, 10/15/2048(d)		637,635	635,934
Total Commercial Mortgage-Backed Securities			60,603,648
Commercial Real Estate – 2.8%
111 Wall Street
5.00%, 01/31/2026, (Acquired 11/01/2024, cost $9,334,244)(e)(f)		9,549,981	9,502,231
125 West End Office Mezz LLC
14.82% (1 mo. Term SOFR + 10.50%), 03/12/2026, (Acquired 03/11/2021 - 03/10/2025, cost $3,641,516)(c)(e)(f)		3,653,289	2,042,188
575 LEXINGTON JUNIOR MEZZ
29.32% (1 mo. Term SOFR + 25.00%), 06/18/2025, (Acquired 03/17/2021 - 02/28/2025, cost $5,020,700)(e)(f)		6,572,756	3,214,078
575 LEXINGTON SENIOR MEZZ
10.75%, 06/18/2025, (Acquired 09/20/2023 - 03/13/2025, cost $2,618,490)(e)(f)		2,618,490	2,618,490
Hyatt Lost Pines
9.41% (1 mo. Term SOFR + 6.70%), 09/09/2025, (Acquired 09/17/2021, cost $4,997,453)(c)(e)(f)		5,000,000	5,000,000
Total Commercial Real Estate			22,376,987
Interest-Only Securities – 0.1%
Government National Mortgage Association
0.40%, 2010-132, Class IO, 11/16/2052(g)		180,788	458
JP Morgan Mortgage Trust
0.18%, 2014-5, Class AX4, 10/25/2029(a)(g)		1,069,223	1,926
0.23%, 2021-INV1, Class AX1, 10/25/2051(a)(g)		41,667,840	422,829
0.24%, 2015-4, Class 2X1, 06/25/2045(a)(g)		32,885,215	252,552
Mello Mortgage Capital Acceptance
0.11%, 2021-INV1, Class AX1, 06/25/2051(a)(g)		45,336,630	220,322
Morgan Stanley Capital I, Inc.
1.25%, 2016-UBS9, Class XE, 03/15/2049(a)(g)		14,999,000	152,394
Vendee Mortgage Trust
0.00%, 1997-2, Class IO, 06/15/2027(g)		897,852	1
Total Interest-Only Securities			1,050,482
Other – 0.9%
FIGRE Trust
6.53%, 2024-HE3, Class D, 07/25/2054(a)(g)		1,000,000	1,003,668
6.81%, 2024-HE4, Class E, 09/25/2054(a)(g)		500,000	482,682
7.55%, 2024-HE3, Class E, 07/25/2054(a)(g)		500,000	497,170
8.48%, 2024-HE4, Class F, 09/25/2054(a)(g)		500,000	506,967
9.26%, 2024-HE3, Class F, 07/25/2054(a)(g)		500,000	531,906
Lehman ABS Manufactured Housing Contract Trust
6.63%, 2001-B, Class M1, 04/15/2040(g)		1,539,650	1,534,294
Mid-State Trust X
7.54%, 10, Class B, 02/15/2036		789,651	792,961
Oakwood Mortgage Investors, Inc.
6.81%, 2001-E, Class A4, 12/15/2031		1,867,040	1,818,587
6.93%, 2001-D, Class A4, 09/15/2031(g)		427,081	188,563
Total Other			7,356,798
Residential Mortgage-Backed Securities – 28.9%
ACRA Trust
8.22%, 2024-NQM1, Class B1, 10/25/2064(a)(d)		1,500,000	1,520,424
Alternative Loan Trust
0.92%, 2006-41CB, Class 1A14 (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap), 01/25/2037(c)(h)		6,053,756	606,747
4.71%, 2007-OA3, Class 1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor), 04/25/2047(c)		5,245,555	4,526,935
4.83%, 2007-2CB, Class 2A11 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 5.75% Cap), 03/25/2037(c)		2,225,881	813,424
4.85%, 2007-HY6, Class A1 (1 mo. Term SOFR + 0.53%, 0.42% Floor), 08/25/2047(c)		1,821,554	1,552,076
4.93%, 2007-16CB, Class 4A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 08/25/2037(c)		3,420,357	2,140,948
5.13%, 2006-19CB, Class A9 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 6.00% Cap), 08/25/2036(c)		1,732,257	772,636
5.75%, 2007-12T1, Class A22, 06/25/2037		1,654,346	661,315
5.75%, 2007-15CB, Class A5, 07/25/2037(b)		1,548,547	879,818
6.00%, 2006-29T1, Class 2A5, 10/25/2036		1,056,207	553,633
6.00%, 2006-41CB, Class 2A14, 01/25/2037(b)		12,053,223	5,837,920
6.00%, 2006-45T1, Class 2A5, 02/25/2037		2,030,602	1,064,518
6.50%, 2006-29T1, Class 2A6, 10/25/2036		1,657,437	922,344
10.66%, 2006-23CB, Class 2A7 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap), 08/25/2036(c)(h)		1,191,841	654,222
33.54%, 2006-29T1, Class 3A3 (-10 x 1 mo. Term SOFR + 77.24%, 0.00% Floor, 78.40% Cap), 10/25/2036(c)(h)		633,364	936,003
Bellemeade Re Ltd.
7.49%, 2021-3A, Class M2 (30 day avg SOFR US + 3.15%, 3.15% Floor), 09/25/2031(a)(b)(c)		1,389,000	1,435,592
8.29%, 2024-1, Class M1C (30 day avg SOFR US + 3.95%, 3.90% Floor), 08/25/2034(a)(c)		1,000,000	1,029,264
BRAVO Residential Funding Trust
5.50%, 2022-NQM3, Class A3, 07/25/2062(a)(d)		1,424,651	1,429,604
7.39%, 2023-NQM5, Class B1, 06/25/2063(a)(d)		1,000,000	994,869
BVRT LLC
2.75%, 2021-6F, Class A1, 12/30/2027(a)		1,049,196	986,027
Cascade Funding Mortgage Trust
3.00%, 2024-HB13, Class M2, 05/25/2034(a)(d)		1,100,000	975,857
Cascade MH Asset Trust
5.57%, 2021-MH1, Class B2, 02/25/2046(a)		500,000	436,844
7.50%, 2024-MH1, Class B1, 11/25/2056(a)(d)		147,000	148,927
8.35%, 2024-MH1, Class B2, 11/25/2056(a)(d)		154,000	149,626
Chase Mortgage Finance Corp.
4.65%, 2005-A2, Class 3A2, 01/25/2036(d)		580,888	500,889
4.73%, 2007-A1, Class 11M1, 03/25/2037(d)		1,567,960	1,440,486
CHNGE Mortgage Trust
3.99%, 2022-1, Class M1, 01/25/2067(a)(d)		2,700,000	2,294,574
4.56%, 2022-1, Class B1, 01/25/2067(a)(d)		2,500,000	2,168,691
4.61%, 2022-2, Class B1, 03/25/2067(a)(d)		3,000,000	2,586,437
8.13%, 2023-2, Class M1, 06/25/2058(a)(d)		3,500,000	3,520,037
8.42%, 2023-4, Class M1, 09/25/2058(a)(b)(d)		1,641,000	1,652,795
Citicorp Mortgage Securities, Inc.
5.33%, 2006-5, Class 1A11 (1 mo. Term SOFR + 1.01%, 0.90% Floor, 7.00% Cap), 10/25/2036(c)		265,938	214,943
Citigroup Mortgage Loan Trust, Inc.
5.05%, 2007-AR5, Class 1A2A, 04/25/2037(d)		295,513	274,860
6.10%, 2009-8, Class 2A2, 04/25/2037(a)(d)		4,143,440	1,950,382
Countrywide Alternative Loan Trust
4.93%, 2005-10CB, Class 1A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 05/25/2035(c)		1,072,315	803,516
5.17%, 2005-84, Class 2A1, 02/25/2036(d)		7,645,973	7,219,601
Countrywide Home Loan Mortgage Pass Through Trust
5.08%, 2006-20, Class 1A18 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 6.00% Cap), 02/25/2037(c)		3,506,829	1,257,576
5.50%, 2007-5, Class A29, 05/25/2037		148,700	64,616
6.00%, 2004-21, Class A10, 11/25/2034		28,584	28,545
6.00%, 2007-18, Class 1A1, 11/25/2037		149,749	63,007
CWABS Asset-Backed Certificates
3.95%, 2006-13, Class 1AF4, 01/25/2037(d)		423,072	411,276
Deephaven Residential Mortgage Trust
4.31%, 2022-2, Class B1, 03/25/2067(a)(d)		3,000,000	2,334,782
Eagle Re Ltd.
8.29%, 2023-1, Class M1B (30 day avg SOFR US + 3.95%, 3.95% Floor), 09/26/2033(a)(b)(c)		5,000,000	5,150,838
Ellington Financial Mortgage Trust
7.17%, 2024-INV2, Class B1, 10/25/2069(a)(d)		1,000,000	998,134
FIGRE Trust
6.63%, 2024-HE2, Class B, 05/25/2054(a)(d)		824,582	844,667
6.72%, 2024-HE2, Class C, 05/25/2054(a)(d)		412,291	422,233
7.01%, 2024-HE5, Class E, 10/25/2054(a)(d)		1,000,000	983,402
7.20%, 2024-HE2, Class D, 05/25/2054(a)(d)		500,000	509,184
7.36%, 2025-HE1, Class E, 01/25/2055(a)(d)		2,000,000	2,000,757
8.20%, 2024-HE2, Class E, 05/25/2054(a)(d)		500,000	505,329
8.53%, 2025-HE1, Class F, 01/25/2055(a)(d)		500,000	502,682
9.79%, 2024-HE2, Class F, 05/25/2054(a)(d)		500,000	532,536
First Horizon Alternative Mortgage Securities
5.08%, 2005-FA8, Class 1A6 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 5.50% Cap), 11/25/2035(c)		1,044,831	418,198
Freddie Mac Seasoned Credit Risk Transfer Trust
4.25%, 2021-1, Class M, 09/25/2060(a)		2,678,279	2,525,046
4.50%, 2019-4, Class M, 02/25/2059(a)(d)		1,617,000	1,540,544
4.50%, 2022-1, Class M, 11/25/2061(a)(d)		3,000,000	2,642,138
FREED Mortgage Trust
6.55%, 2024-HE1, Class C, 05/25/2039(a)		1,309,395	1,290,679
GCAT
6.95%, 2023-NQM2, Class B1, 11/25/2067(a)(d)		2,258,000	2,227,174
GCAT Trust
5.73%, 2022-NQM4, Class A2, 08/25/2067(a)(b)(i)		1,169,110	1,165,830
5.74%, 2022-NQM4, Class M1, 08/25/2067(a)(d)		250,000	248,235
GMACM Home Equity Loan Trust
4.93%, 2005-HE3, Class A1VN (1 mo. Term SOFR + 0.61%, 0.50% Floor), 02/25/2036(b)(c)		698,034	667,075
6.05%, 2007-HE2, Class A2, 12/25/2037(d)		233,796	230,537
6.19%, 2007-HE2, Class A3, 12/25/2037(d)		450,388	445,753
GS Mortgage-Backed Securities Trust
4.22%, 2022-NQM1, Class B4, 05/25/2062(a)(d)		1,553,428	1,242,215
GSAMP Trust
4.73%, 2006-NC2, Class A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor), 06/25/2036(c)		420,116	230,076
GSR Mortgage Loan Trust
4.73%, 2007-1F, Class 4A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 7.00% Cap), 01/25/2037(c)		5,554,688	1,174,201
4.74%, 2006-AR1, Class 2A4, 01/25/2036(d)		1,747,632	1,546,985
Home Equity Asset Trust
4.73%, 2006-7, Class 2A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor), 01/25/2037(c)		3,252,323	2,736,504
Home RE Ltd.
7.59%, 2021-2, Class M2 (30 day avg SOFR US + 3.25%, 0.00% Floor), 01/25/2034(a)(c)		5,331,000	5,389,839
Imperial Fund Mortgage Trust
5.39%, 2022-NQM5, Class A1, 08/25/2067(a)(i)		545,805	553,497
6.12%, 2022-NQM5, Class A2, 08/25/2067(a)(i)		363,870	371,303
6.25%, 2022-NQM5, Class M1, 08/25/2067(a)(i)		1,026,000	1,046,796
Indymac INDA Mortgage Loan Trust
4.13%, 2007-AR1, Class 1A1, 03/25/2037(d)		594,957	445,273
5.50%, 2007-AR3, Class 1A1, 07/25/2037(d)		1,438,708	1,218,536
Irwin Home Equity Loan Trust
6.27%, 2006-1, Class 2A3, 09/25/2035(a)(i)		120,565	118,999
JP Morgan Mortgage Trust
2.98%, 2021-INV1, Class B5, 10/25/2051(a)(b)(d)		827,000	338,239
4.89%, 2007-A2, Class 3A2, 04/25/2037(d)		3,483,740	2,801,651
5.70%, 2003-A1, Class B4, 10/25/2033(d)		82,607	81,477
6.33%, 2003-A2, Class B4, 11/25/2033(d)		73,205	1
6.84%, 2023-HE3, Class M2 (30 day avg SOFR US + 2.50%, 0.00% Floor), 05/25/2054(a)(c)		1,695,000	1,712,655
6.86%, 2025-CES1, Class B1, 05/25/2055(a)(d)		1,000,000	1,001,330
9.22%, 2024-CES1, Class B2, 06/25/2054(a)(d)		1,101,000	1,100,249
JPMorgan Chase Bank NA
5.89%, 2021-CL1, Class M2 (30 day avg SOFR US + 1.55%, 0.00% Floor), 03/25/2051(a)(c)		139,370	138,130
6.53%, 2019-CL1, Class M3 (1 mo. Term SOFR + 2.21%, 2.10% Floor), 04/25/2047(a)(c)		149,470	151,105
7.78%, 2020-CL1, Class M3 (1 mo. Term SOFR + 3.46%, 0.00% Floor), 10/25/2057(a)(c)		137,279	142,157
8.78%, 2020-CL1, Class M4 (1 mo. Term SOFR + 4.46%, 0.00% Floor), 10/25/2057(a)(c)		157,792	166,372
10.03%, 2020-CL1, Class M5 (1 mo. Term SOFR + 5.71%, 0.00% Floor), 10/25/2057(a)(c)		909,141	941,909
MASTR Asset Backed Securities Trust
4.63%, 2006-NC3, Class A3 (1 mo. Term SOFR + 0.31%, 0.20% Floor), 10/25/2036(c)		2,439,041	1,163,990
4.75%, 2006-NC3, Class A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor), 10/25/2036(c)		4,114,964	1,963,794
4.91%, 2006-NC2, Class A5 (1 mo. Term SOFR + 0.59%, 0.48% Floor), 08/25/2036(c)		351,201	123,574
Mello Mortgage Capital Acceptance
2.59%, 2021-INV1, Class B6, 06/25/2051(a)(d)		352,021	132,342
2.96%, 2021-INV1, Class B5, 06/25/2051(a)(b)(d)		594,144	388,693
MFA Trust
3.29%, 2021-INV1, Class B1, 01/25/2056(a)(d)		700,000	639,176
Morgan Stanley Residential Mortgage Loan Trust
6.51%, 2024-NQM3, Class B1A, 07/25/2069(a)(d)		1,000,000	992,083
New York Mortgage Trust, Inc.
6.90%, 2024-BPL3, Class M1, 09/25/2039(a)(d)		1,500,000	1,483,572
8.41%, 2024-BPL2, Class M, 05/25/2039(a)		1,919,000	1,910,402
Nomura Resecuritization Trust
2.65%, 2014-1R, Class 2A11 (1 mo. Term SOFR + 0.24%, 0.13% Floor), 02/26/2037(a)(c)		20,012,682	15,503,519
4.24%, 2015-11R, Class 4A5, 06/26/2037(a)(d)		2,852,210	2,431,556
4.52%, 2015-1R, Class 3A7, 03/26/2037(a)(d)		3,960,710	2,259,930
6.55%, 2015-1R, Class 4A7, 12/26/2037(a)(d)		982,128	912,591
NRZ Excess Spread-Collateralized Notes
2.98%, 2021-FNT1, Class A, 03/25/2026(a)		146,092	142,010
3.10%, 2021-FHT1, Class A, 07/25/2026(a)		579,062	559,450
3.23%, 2021-FNT2, Class A, 05/25/2026(a)		312,657	303,484
4.21%, 2020-FHT1, Class A, 11/25/2025(a)		629,858	621,413
Oaktown Re Ltd.
7.69%, 2021-2, Class M1C (30 day avg SOFR US + 3.35%, 3.35% Floor), 04/25/2034(a)(c)		3,769,000	3,844,407
Option One Mortgage Loan Trust
5.66%, 2007-FXD1, Class 3A6, 01/25/2037(i)		111,085	102,757
PRKCM Trust
3.95%, 2021-AFC1, Class B2, 08/25/2056(a)(d)		350,000	227,737
6.14%, 2022-AFC2, Class B1, 08/25/2057(a)(d)		3,000,000	2,948,907
7.09%, 2023-AFC2, Class A3, 06/25/2058(a)		1,264,130	1,271,230
7.39%, 2023-AFC1, Class B1, 02/25/2058(a)(b)(d)		2,000,000	1,980,659
7.78%, 2024-HOME1, Class B1, 05/25/2059(a)(d)		1,623,000	1,637,058
7.81%, 2023-AFC3, Class B1, 09/25/2058(a)(d)		4,248,000	4,254,727
7.88%, 2023-AFC2, Class M1, 06/25/2058(a)		750,000	757,919
8.06%, 2024-AFC1, Class B1, 03/25/2059(a)(d)		1,638,000	1,656,280
8.19%, 2023-AFC2, Class B1, 06/25/2058(a)(d)		3,000,000	3,009,464
Progress Residential Trust
3.40%, 2024-SFR2, Class E1, 04/17/2041(a)(d)		2,100,000	1,901,757
PRPM LLC
4.00%, 2024-RCF1, Class M1, 01/25/2054(a)(i)		1,000,000	934,093
4.79%, 2021-5, Class A1, 06/25/2026(a)(i)		551,814	546,452
6.36%, 2020-6, Class A1, 11/25/2025(a)(i)		394,787	394,020
6.72%, 2022-1, Class A1, 02/25/2027(a)(i)		976,586	976,930
6.72%, 2021-5, Class A2, 06/25/2026(a)(i)		2,637,031	2,589,502
7.50%, 2024-NQM1, Class B1, 12/25/2068(a)(d)		2,000,000	1,991,418
7.87%, 2024-NQM2, Class B1, 06/25/2069(a)(d)		1,500,000	1,501,266
8.00%, 2022-2, Class A1, 03/25/2027(a)(i)		2,122,462	2,124,871
8.70%, 2020-6, Class A2, 11/25/2025(a)(i)		1,506,374	1,501,107
9.29%, 2022-1, Class A2, 02/25/2027(a)(i)		506,513	506,441
Radnor RE Ltd.
7.49%, 2021-1, Class M2 (30 day avg SOFR US + 3.15%, 3.15% Floor), 12/27/2033(a)(c)		1,443,000	1,451,085
RALI Trust
4.75%, 2007-QO3, Class A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor), 03/25/2047(c)		1,027,158	932,394
5.49%, 2006-QO7, Class 2A1 (12 Month US Treasury Average + 0.85%, 0.85% Floor), 09/25/2046(c)		4,863,215	4,367,365
6.00%, 2006-QS3, Class 1A10, 03/25/2036		1,315,621	1,138,720
23.60%, 2006-QS14, Class A30 (-13 x 1 mo. Term SOFR + 79.76%, 0.00% Floor, 81.25% Cap), 11/25/2036(c)(h)		41,591	70,755
RCKT Mortgage Trust
7.01%, 2024-CES3, Class M2, 05/25/2044(a)(d)		2,000,000	2,053,223
RFMSI Trust
5.50%, 2007-S3, Class 1A5, 03/25/2037		1,057,052	749,146
Rithm Capital Corp.
5.44%, 2020-FNT1, Class A, 06/25/2025(a)		697,995	695,065
6.61%, 2024-NQM2, Class B1, 09/25/2064(a)(d)		500,000	488,899
8.63%, 2024-RTL1, Class M1, 03/25/2039(a)(d)		2,500,000	2,511,844
Santander Holdings USA, Inc.
8.49%, 2023-MTG1, Class M1 (30 day avg SOFR US + 4.15%, 2.50% Floor), 02/26/2052(a)(c)		4,849,640	5,262,077
Securitized Asset Backed Receivables LLC Trust
4.73%, 2006-NC3, Class A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor), 09/25/2036(c)		4,986,308	1,646,196
4.73%, 2007-NC1, Class A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor), 12/25/2036(c)		3,086,149	1,521,314
STAR Trust
7.28%, 2021-SFR2, Class F (1 mo. Term SOFR + 2.96%, 2.85% Floor), 01/17/2039(a)(c)		3,000,000	2,941,784
8.02%, 2022-SFR3, Class E2 (1 mo. Term SOFR + 3.70%, 3.70% Floor), 05/17/2039(a)(c)		3,750,000	3,741,790
Toorak Mortgage Trust
9.16%, 2024-RRTL1, Class M1, 02/25/2039(a)(d)		1,500,000	1,522,942
Towd Point Mortgage Trust
6.86%, 2024-CES1, Class M2, 01/25/2064(a)(d)		1,000,000	1,005,589
Verus Securitization Trust
5.81%, 2022-INV1, Class M1, 08/25/2067(a)(d)		500,000	495,928
5.83%, 2022-INV1, Class A3, 08/25/2067(a)(i)		378,659	377,058
7.08%, 2023-INV2, Class A3, 08/25/2068(a)(i)		85,569	86,170
7.35%, 2023-INV2, Class M1, 08/25/2068(a)(d)		121,000	121,934
7.49%, 2023-2, Class B1, 03/25/2068(a)(d)		1,000,000	994,379
7.86%, 2024-2, Class B1, 02/25/2069(a)(d)		1,000,000	1,013,580
7.91%, 2024-1, Class B1, 01/25/2069(a)(d)		500,000	503,228
8.09%, 2024-INV1, Class B1, 03/25/2069(a)(d)		1,000,000	1,018,735
8.09%, 2023-4, Class B1, 05/25/2068(a)(d)		2,000,000	2,003,067
8.09%, 2023-INV2, Class B1, 08/25/2068(a)(d)		100,000	100,357
Vista Point Securitization Trust
7.83%, 2024-CES3, Class B1, 01/25/2055(a)(d)		500,000	507,326
Washington Mutual Mortgage Pass-Through Certificates Trust
3.88%, 2007-HY5, Class 3A1, 05/25/2037(d)		525,341	464,157
4.21%, 2007-HY5, Class 1A1, 05/25/2037(d)		1,527,174	1,367,264
4.27%, 2007-HY1, Class 4A1, 02/25/2037(d)		4,452,612	4,062,139
5.16%, 2007-HY3, Class 4A1, 03/25/2037(d)		4,321,197	3,881,687
Wells Fargo Mortgage Backed Securities Trust
6.35%, 2006-AR1, Class 2A5, 03/25/2036(d)		744,359	721,155
6.93%, 2006-AR12, Class 2A1, 09/25/2036(d)		579,371	560,047
Western Alliance Bancorp
8.44%, 2021-CL2, Class M3 (30 day avg SOFR US + 4.10%, 0.00% Floor), 07/25/2059(a)(c)		890,939	912,601
9.69%, 2021-CL2, Class M4 (30 day avg SOFR US + 5.35%, 0.00% Floor), 07/25/2059(a)(c)		1,532,124	1,655,037
Woodward Capital Management
7.98%, 2023-CES1, Class M2, 06/25/2043(a)(d)		965,000	978,325
Total Residential Mortgage-Backed Securities			232,431,999
TOTAL SECURITIZED CREDIT (Cost $374,514,301)			323,819,914
CORPORATE CREDIT – 64.3%
Basic Industrial – 1.3%
Clearwater Paper Corp.
4.75%, 08/15/2028(a)(j)		3,000,000	2,793,540
Methanex Corp.
5.25%, 12/15/2029(b)(j)		1,490,000	1,430,434
Methanex US Operations, Inc.
6.25%, 03/15/2032(a)(j)		1,450,000	1,412,200
NOVA Chemicals Corp.
8.50%, 11/15/2028(a)(b)(j)		1,405,000	1,484,021
Tronox, Inc.
4.63%, 03/15/2029(a)(j)(k)		4,245,000	3,630,787
Total Basic Industrial			10,750,982
Diversified – 2.7%
Five Point Operating Co. LP
10.50%, 01/15/2028(a)(i)(j)		3,098,966	3,157,053
Forestar Group, Inc.
5.00%, 03/01/2028(a)(j)		2,795,000	2,732,185
Howard Hughes Corp.
4.38%, 02/01/2031(a)		1,610,000	1,435,222
5.38%, 08/01/2028(a)(j)(k)		4,275,000	4,138,734
Kennedy Wilson Europe Real Estate Ltd.
3.25%, 11/12/2025(b)	EUR	631,579	673,180
Kennedy-Wilson, Inc.
4.75%, 02/01/2030(j)	USD	1,700,000	1,520,162
5.00%, 03/01/2031		1,715,000	1,506,790
Zayo Group Holdings, Inc., First Lien
8.57% (1 mo. Term SOFR + 4.25%), 03/09/2027(c)		6,987,186	6,536,932
Total Diversified			21,700,258
Energy – 5.8%
Antero Resources Corp.
5.38%, 03/01/2030(a)(j)		2,840,000	2,787,292
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032(a)(j)		2,895,000	2,881,992
Baytex Energy Corp.
8.50%, 04/30/2030(a)(b)		2,617,000	2,654,763
Civitas Resources, Inc.
8.38%, 07/01/2028(a)(j)		5,295,000	5,458,404
CNX Resources Corp.
7.38%, 01/15/2031(a)(k)		2,533,000	2,575,258
Comstock Resources, Inc.
6.75%, 03/01/2029(a)(j)(k)		2,883,000	2,817,912
Crescent Energy Finance LLC
7.63%, 04/01/2032(a)(k)		2,700,000	2,658,451
9.25%, 02/15/2028(a)(j)		2,130,000	2,210,378
Hilcorp Energy I LP
6.25%, 11/01/2028(a)(j)(k)		4,300,000	4,294,998
7.25%, 02/15/2035(a)(j)		1,400,000	1,336,623
MEG Energy Corp.
5.88%, 02/01/2029(a)(j)(k)		4,650,000	4,568,641
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/2031(a)(j)		1,865,000	1,809,991
Permian Resources Operating LLC
5.88%, 07/01/2029(a)(j)		2,825,000	2,787,280
6.25%, 02/01/2033(a)(k)		2,830,000	2,818,103
Transocean Titan Financing Ltd.
8.38%, 02/01/2028, (Acquired 02/22/2023 - 03/01/2023, cost $2,351,798)(a)(f)(j)		2,334,286	2,379,751
Transocean, Inc.
8.75%, 02/15/2030(a)(b)(k)		2,480,000	2,575,713
Total Energy			46,615,550
Health Care Providers & Services – 1.2%
Community Health Systems, Inc.
10.88%, 01/15/2032(a)(j)		9,573,000	9,425,202
UC Health LLC
5.86%, 08/01/2035		200,000	202,153
Total Health Care Providers & Services			9,627,355
Health Facilities – 1.4%
LifePoint Health, Inc.
8.38%, 02/15/2032(a)(j)		2,835,000	2,852,739
Prime Healthcare Services, Inc.
9.38%, 09/01/2029(a)(j)		1,763,000	1,662,514
Tenet Healthcare Corp.
6.13%, 10/01/2028(j)		6,770,000	6,730,482
Toledo Hospital
4.98%, 11/15/2045		250,000	193,750
Total Health Facilities			11,439,485
Infrastructure Services – 0.6%
Quikrete Holdings, Inc.
6.38%, 03/01/2032(a)(j)		1,610,000	1,619,451
Wrangler Holdco Corp.
6.63%, 04/01/2032(a)(j)		3,000,000	3,054,262
Total Infrastructure Services			4,673,713
Leisure – 3.4%
Caesars Entertainment, Inc.
6.50%, 02/15/2032(a)(j)		2,850,000	2,839,457
7.00%, 02/15/2030(a)(j)(k)		5,250,000	5,326,001
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/2031(a)(j)		3,085,000	2,793,544
MGM Resorts International
6.13%, 09/15/2029(j)		2,785,000	2,756,085
RHP Hotel Properties LP
4.50%, 02/15/2029(a)(j)(k)		5,610,000	5,316,675
Rivers Enterprise Borrower LLC
6.63%, 02/01/2033(a)(j)		1,275,000	1,253,460
Six Flags Entertainment Corp.
7.25%, 05/15/2031(a)(k)		1,370,000	1,375,274
Wynn Resorts Finance LLC
7.13%, 02/15/2031(a)(j)(k)		5,200,000	5,375,313
Total Leisure			27,035,809
Media – 7.4%
Cable One, Inc.
4.00%, 11/15/2030, (Acquired 12/04/2020 - 09/19/2024, cost $3,243,374)(a)(f)(j)		3,530,000	2,798,695
CCO Holdings LLC
4.75%, 03/01/2030(a)(j)(k)		9,475,000	8,782,449
6.38%, 09/01/2029(a)(k)		5,170,000	5,153,044
CSC Holdings LLC
3.38%, 02/15/2031(a)(j)		4,480,000	3,198,129
4.50%, 11/15/2031(a)(j)		18,284,000	13,252,969
Directv Financing LLC
10.00%, 02/15/2031(a)(j)		5,850,000	5,596,096
DISH Network Corp.
11.75%, 11/15/2027(a)(j)		8,358,000	8,807,919
GCI LLC
4.75%, 10/15/2028(a)(j)		2,000,000	1,839,409
Midcontinent Communications
8.00%, 08/15/2032(a)(j)(k)		4,182,000	4,253,265
Virgin Media Secured Finance PLC
4.50%, 08/15/2030(a)(b)(j)		4,675,000	4,106,811
VZ Secured Financing BV
5.00%, 01/15/2032(a)		1,585,000	1,377,709
Total Media			59,166,495
Metals & Mining – 0.4%
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027(j)(k)		3,000,000	2,978,587
Oil Gas Transportation & Distribution – 14.2%
AltaGas Ltd.
7.20% (5 yr. CMT Rate + 3.57%), 10/15/2054(a)(b)(c)(j)		1,139,000	1,122,431
Antero Midstream Partners LP
5.38%, 06/15/2029(a)(j)		5,400,000	5,277,768
Beazer Homes USA, Inc.
7.50%, 03/15/2031(a)(j)		3,125,000	3,027,801
Buckeye Partners LP
4.13%, 12/01/2027(j)		3,655,000	3,516,300
Enbridge, Inc.
7.38% (5 yr. CMT Rate + 3.71%), 01/15/2083(c)		825,000	839,853
7.63% (5 yr. CMT Rate + 4.42%), 01/15/2083(b)(c)(j)		8,790,000	9,182,368
Energy Transfer LP
6.75% (5 yr. CMT Rate + 5.13%), Perpetual(c)(j)		5,869,000	5,867,411
7.13% (5 yr. CMT Rate + 5.31%), Perpetual(c)(k)		4,597,000	4,645,590
7.57% (3 mo. Term SOFR + 3.28%), 11/01/2066(c)(j)		4,770,000	4,746,150
Enterprise Products Operating LLC
5.25% (3 mo. Term SOFR + 3.29%), 08/16/2077(c)		1,460,000	1,437,888
5.38% (3 mo. Term SOFR + 2.83%), 02/15/2078(c)(k)		8,516,000	8,327,950
EQM Midstream Partners LP
4.50%, 01/15/2029(a)(j)		3,228,000	3,124,213
Global Partners LP
7.00%, 08/01/2027(j)		2,750,000	2,741,933
Hess Midstream LP
6.50%, 06/01/2029(a)(j)		2,750,000	2,799,970
Kinetik Holdings LP
5.88%, 06/15/2030(a)(j)(k)		4,440,000	4,390,190
Parkland Corp.
4.50%, 10/01/2029(a)(b)(j)		3,247,000	3,062,346
Plains All American Pipeline LP
8.69% (3 mo. Term SOFR + 4.37%), Perpetual(c)(j)		13,765,000	13,734,899
South Bow Canadian Infrastructure Holdings Ltd.
7.50% (5 yr. CMT Rate + 3.67%), 03/01/2055(a)(b)(c)(j)		6,750,000	6,819,869
Suburban Propane Partners LP
5.00%, 06/01/2031(a)(j)(k)		4,389,000	3,957,657
Summit Midstream Holdings LLC
8.63%, 10/31/2029(a)(j)		2,688,000	2,739,800
Sunoco LP
4.50%, 05/15/2029(j)		1,981,000	1,875,704
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.00%, 12/31/2030(a)(j)		4,339,000	4,110,332
Transcanada Trust
5.60% (5 yr. CMT Rate + 3.99%), 03/07/2082(b)(c)(j)		5,805,000	5,424,792
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030(a)(j)		4,005,000	4,063,717
Venture Global LNG, Inc.
7.00%, 01/15/2030(a)		2,750,000	2,703,756
8.38%, 06/01/2031(a)(k)		1,885,000	1,905,019
Whistler Pipeline LLC
5.95%, 09/30/2034(a)(j)		2,950,000	2,975,232
Total Oil Gas Transportation & Distribution			114,420,939
Real Estate – 6.0%
American Assets Trust LP
6.15%, 10/01/2034		4,262,000	4,250,590
Brandywine Operating Partnership LP
8.88%, 04/12/2029(j)(k)		2,335,000	2,442,636
Global Net Lease, Inc.
3.75%, 12/15/2027(a)(j)		1,510,000	1,419,444
Iron Mountain, Inc.
4.88%, 09/15/2029, (Acquired 02/10/2021 - 02/11/2021, cost $3,006,684)(a)(f)(j)		2,950,000	2,815,067
6.25%, 01/15/2033(a)(j)		3,380,000	3,353,515
Lamar Media Corp.
4.00%, 02/15/2030(j)		3,050,000	2,823,987
MPT Operating Partnership LP
8.50%, 02/15/2032(a)(j)		2,675,000	2,725,066
Park Intermediate Holdings LLC
7.00%, 02/01/2030(a)(j)		2,761,000	2,777,751
Piedmont Operating Partnership LP
6.88%, 07/15/2029(j)		3,456,000	3,585,148
9.25%, 07/20/2028(j)		2,543,000	2,799,936
Service Properties Trust
4.38%, 02/15/2030(j)		9,179,000	7,094,951
4.95%, 10/01/2029		5,315,000	4,387,470
Starwood Property Trust, Inc.
6.50%, 07/01/2030(a)(j)(k)		2,015,000	2,007,642
6.50%, 10/15/2030(a)		1,700,000	1,686,697
7.25%, 04/01/2029(a)(k)		2,735,000	2,803,960
XHR LP
4.88%, 06/01/2029(a)(k)		1,488,000	1,393,353
Total Real Estate			48,367,213
Support-Services – 0.0%
Grand Canyon University
5.13%, 10/01/2028		300,000	288,423
Telecommunication Services – 10.0%
Altice France SA
5.13%, 07/15/2029(a)(b)		2,415,000	1,891,749
5.50%, 01/15/2028(a)(b)(j)		13,165,000	10,518,385
Bell Telephone Co. of Canada
6.88% (5 yr. CMT Rate + 2.39%), 09/15/2055(b)(c)		3,223,000	3,234,806
C&W Senior Finance Ltd.
9.00%, 01/15/2033(a)(b)(j)		2,066,000	2,032,142
Cable One, Inc.
0.00%, 03/15/2026(j)		5,000,000	4,737,500
Cablevision Lightpath LLC
5.63%, 09/15/2028(a)		1,000,000	916,699
EchoStar Corp.
6.75%, 11/30/2030		10,033,000	9,107,872
Frontier Communications Holdings LLC
8.63%, 03/15/2031(a)(j)		4,235,000	4,514,557
Iliad Holding SASU
8.50%, 04/15/2031(a)(b)(j)		1,500,000	1,573,907
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029(a)(b)(k)		7,129,000	5,269,740
6.75%, 10/15/2027(a)(b)(j)		1,531,000	1,281,224
Level 3 Financing, Inc.
3.75%, 07/15/2029(a)		5,600,000	4,073,863
4.50%, 04/01/2030(a)(j)		4,400,000	3,533,982
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/2031(a)(b)(j)		1,800,000	1,924,200
Optics Bidco SpA
6.38%, 11/15/2033(a)(b)(j)		1,826,000	1,735,996
Rogers Communications, Inc.
5.25% (5 yr. CMT Rate + 3.59%), 03/15/2082, (Acquired 02/21/2023 - 09/11/2023, cost $3,919,395)(a)(b)(c)(f)(j)(k)		4,335,000	4,237,404
Telecom Italia Capital SA
6.38%, 11/15/2033(b)(j)		2,860,000	2,844,956
Uniti Group LP
6.50%, 02/15/2029(a)(j)(k)		10,760,000	9,662,686
10.50%, 02/15/2028(a)(k)		4,437,000	4,712,973
Zegona Finance PLC
8.63%, 07/15/2029(a)(b)(j)(k)		2,680,000	2,838,455
Total Telecommunication Services			80,643,096
Transportation – 0.7%
BNSF Funding Trust I
6.61% (3 mo. LIBOR US + 2.35%), 12/15/2055(c)(j)		675,000	678,365
Brightline East LLC
11.00%, 01/31/2030(a)(k)		5,720,000	5,011,693
LBJ Infrastructure Group LLC
3.80%, 12/31/2057(a)		150,000	103,656
Total Transportation			5,793,714
Utility – 9.2%
AES Corp.
6.95% (5 yr. CMT Rate + 2.89%), 07/15/2055(c)(j)		7,310,000	6,967,749
American Electric Power Co., Inc.
6.95% (5 yr. CMT Rate + 2.68%), 12/15/2054(c)(j)		3,387,000	3,454,002
7.05% (5 yr. CMT Rate + 2.75%), 12/15/2054(c)(j)		1,380,000	1,402,357
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028(a)(b)(j)		2,596,000	2,440,743
Calpine Corp.
5.13%, 03/15/2028(a)(k)		4,605,000	4,532,230
CenterPoint Energy, Inc.
6.85% (5 yr. CMT Rate + 2.95%), 02/15/2055(c)(j)		7,225,000	7,230,830
Clearway Energy Operating LLC
3.75%, 02/15/2031(a)(j)		1,897,000	1,666,234
CMS Energy Corp.
4.75% (5 yr. CMT Rate + 4.12%), 06/01/2050(c)		715,000	672,361
Emera, Inc.
6.75% (3 mo. LIBOR US + 5.44%), 06/15/2076(b)(c)(j)		7,600,000	7,642,122
Entergy Corp.
7.13% (5 yr. CMT Rate + 2.67%), 12/01/2054(c)(j)		5,620,000	5,688,592
Evergy, Inc.
6.65% (5 yr. CMT Rate + 2.56%), 06/01/2055(c)(j)		2,995,000	2,945,494
Ferrellgas LP
5.88%, 04/01/2029(a)(j)		2,815,000	2,556,235
NiSource, Inc.
6.38% (5 yr. CMT Rate + 2.53%), 03/31/2055(c)		640,000	631,959
NRG Energy, Inc.
6.00%, 02/01/2033(a)(j)		3,000,000	2,920,875
10.25% (5 yr. CMT Rate + 5.92%), Perpetual(a)(c)		275,000	302,532
PG&E Corp.
7.38% (5 yr. CMT Rate + 3.88%), 03/15/2055(c)(j)		9,688,000	9,528,745
Sempra
6.55% (5 yr. CMT Rate + 2.14%), 04/01/2055(c)(j)		4,040,000	3,814,207
6.88% (5 yr. CMT Rate + 2.79%), 10/01/2054(c)(j)		1,535,000	1,521,471
Vistra Operations Co. LLC
5.63%, 02/15/2027(a)(j)		5,500,000	5,479,324
Vistra Operations Company, LLC
7.75%, 10/15/2031(a)(j)		1,300,000	1,363,342
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029(a)		1,465,000	1,441,264
Total Utility			74,202,668
TOTAL CORPORATE CREDIT (Cost $517,996,482)			517,704,287
TERM LOANS – 7.3%
Alpha Generation LLC, First Lien
7.07% (1 mo. Term SOFR + 2.75%), 09/30/2031(c)		2,992,500	2,989,238
Apro LLC, First Lien
8.05% (3 mo. Term SOFR + 3.75%), 07/09/2031(c)		1,990,000	1,981,304
Cablevision Lightpath LLC
7.31% (1 mo. Term SOFR + 3.00%), 11/30/2027(c)		3,472,798	3,465,852
Cogeco Communications USA II LP, First Lien
7.57% (1 mo. Term SOFR + 3.25%), 09/30/2030(c)		1,980,000	1,946,419
Cornerstone Generation LLC, First Lien Tranche B Term Loan
7.95% (1 mo. Term SOFR + 3.25%), 10/28/2031(c)		3,000,000	2,996,880
Directv Financing LLC
9.82% (1 mo. Term SOFR + 5.50%), 02/18/2031(c)		7,275,000	6,924,927
Edgewater Generation LLC, First Lien
7.32% (1 mo. Term SOFR + 3.00%), 08/01/2030(c)		994,643	993,220
EPIC Crude Services LP, First Lien
7.66% (3 mo. Term SOFR + 3.00%), 10/15/2031(c)		4,000,000	3,992,840
Greystar Real Estate Partners LLC, First Lien
7.09% (1 mo. Term SOFR + 2.75%), 08/21/2030(c)		5,419,112	5,408,978
Jack Ohio Finance LLC, First Lien
8.32% (1 mo. Term SOFR + 4.00%), 01/30/2032(c)		5,000,000	4,982,500
Kestrel Acquisition LLC
7.83% (3 mo. Term SOFR + 3.50%), 11/06/2031(c)		2,985,000	2,989,985
Lumen Technologies, Inc., First Lien
6.78% (1 mo. Term SOFR + 2.35%), 04/16/2029(c)		1,253,873	1,203,918
6.78% (1 mo. Term SOFR + 2.35%), 04/15/2030(c)		1,253,873	1,201,950
M6 ETX Holdings II Midco LLC
8.92% (1 mo. Term SOFR + 4.50%), 09/19/2029(c)		3,000,000	2,995,170
New Fortress Energy, Inc.
9.29% (3 mo. Term SOFR + 5.50%), 10/30/2028(c)		3,000,000	2,572,500
9.79% (3 mo. Term SOFR + 5.50%), 10/30/2028(c)		1,000,000	855,000
OEG Borrower LLC
7.85% (3 mo. Term SOFR + 3.50%), 06/30/2031(c)		1,492,500	1,488,769
Station Casinos LLC, First Lien
6.32% (1 mo. Term SOFR + 2.25%), 03/14/2031(c)		15,075	14,981
Sunrise Financing Partnership
6.68% (1 mo. Term SOFR + 2.25%), 04/30/2028(c)		4,250,000	4,207,500
Third Coast Infrastructure LLC
8.57% (1 mo. Term SOFR + 4.25%), 09/25/2030(c)		2,981,250	2,951,438
Thunder Generation Funding LLC, First Lien
7.61% (3 mo. Term SOFR + 3.00%), 10/03/2031(c)		3,000,000	2,996,250
Vistra Energy Corp.
0.00%, 10/31/2025(g)		25,848	317
TOTAL TERM LOANS (Cost $59,462,118)			59,159,936
MUNICIPAL BONDS & NOTES – 0.7%
Alabama – 0.0%
Homewood Educational Building Authority
7.42%, 10/01/2044		150,000	156,122
Troy Industrial Development Board
5.00%, 11/01/2041		125,000	107,326
Total Alabama			263,448
California – 0.3%
California Infrastructure & Economic Development Bank
9.50%, 01/01/2065(a)(j)		2,000,000	1,998,807
Colorado – 0.0%
Colorado Health Facilities Authority
4.48%, 12/01/2040		120,000	104,461
Florida – 0.1%
Capital Projects Finance Authority
7.00%, 06/01/2033(a)		125,000	124,133
Capital Trust Authority
6.70%, 06/15/2028(a)		105,000	105,376
City of Miami Gardens FL
7.00%, 06/01/2040		50,000	56,845
Total Florida			286,354
Illinois – 0.0%
Northern Illinois Municipal Power Agency
6.86%, 01/01/2039		100,000	107,664
7.82%, 01/01/2040		30,000	35,346
Total Illinois			143,010
Indiana – 0.0%
Indiana Finance Authority
5.93%, 07/01/2053		125,000	124,342
Kentucky – 0.0%
Louisville/Jefferson County Metropolitan Government
4.29%, 05/01/2045		200,000	156,762
Nebraska – 0.0%
Public Power Generation Agency
7.24%, 01/01/2041		80,000	88,890
New Hampshire – 0.1%
New Hampshire Business Finance Authority
6.89%, 04/01/2034(a)		300,000	308,091
New Jersey – 0.0%
South Jersey Transportation Authority
7.00%, 11/01/2038		75,000	82,865
New York – 0.1%
New York City Industrial Development Agency
5.90%, 03/01/2046(a)		125,000	121,400
New York Transportation Development Corp.
6.97%, 06/30/2051		255,000	258,509
Total New York			379,909
Oklahoma – 0.1%
Oklahoma Development Finance Authority
5.45%, 08/15/2028		500,000	491,300
Sallisaw Economic Authority
6.26%, 02/01/2053		125,000	125,909
Total Oklahoma			617,209
Oregon – 0.0%
Port of Morrow OR
3.25%, 12/01/2036		150,000	118,570
Texas – 0.0%
City of San Antonio TX Customer Facility Charge Revenue
5.87%, 07/01/2045		100,000	98,227
Virginia – 0.0%
Farmville Industrial Development Authority
5.00%, 01/01/2034		200,000	182,246
West Virginia – 0.0%
County of Ohio WV Special District Excise Tax Revenue
8.25%, 03/01/2035(b)		110,000	118,161
Tobacco Settlement Finance Authority
4.01%, 06/01/2040		125,000	102,432
Total West Virginia			220,593
Wisconsin – 0.0%
Public Finance Authority
6.00%, 06/01/2027(a)		200,000	199,717
TOTAL MUNICIPAL BONDS & NOTES (Cost $5,318,613)			5,373,501
	Shares		Value
PREFERRED STOCKS – 1.3%
Oil Gas Transportation & Distribution – 0.1%
Global Partners LP / GLP Finance Corp., Series B, 9.50%		32,100	842,083
Real Estate – 0.7%
EPR Properties, Series E, 9.00%		132,607	3,979,536
Kimco Realty Corp., Series N, 7.25%		32,735	1,969,010
Total Real Estate			5,948,546
Telecommunication Services – 0.2%
DigitalBridge Group, Inc., Series H, 7.13%		779	18,587
Liberty Broadband Corp., Series A, 7.00%(j)		71,271	1,713,355
Total Telecommunication Services			1,731,942
Utility – 0.3%
SCE Trust V, Series K, 5.45%(j)		92,789	2,125,796
TOTAL PREFERRED STOCKS (Cost $10,366,629)			10,648,367
COMMON STOCKS – 8.8%
Airports – 0.3%
Auckland International Airport Ltd.(b)		212,675	986,496
Grupo Aeroportuario del Pacifico SAB de CV(b)		54,023	997,991
Japan Airport Terminal Co. Ltd.(b)(j)		19,031	524,681
Total Airports			2,509,168
Circular Economy – 0.2%
American Water Works Co., Inc.(j)		7,582	1,118,497
Orizon Valorizacao de Residuos SA(b)(l)		6,182	45,803
Waste Management, Inc.(j)		388	89,826
Total Circular Economy			1,254,126
Clean Technology – 0.0%
Carrier Global Corp.(j)		1,028	65,175
Itron, Inc.(j)(l)		519	54,371
Trane Technologies PLC(b)(j)		159	53,570
Total Clean Technology			173,116
Data Centers – 0.0%
Digital Realty Trust, Inc.(j)		131	18,771
Equinix, Inc.(j)		88	71,751
Keppel DC REIT(b)		6,477	10,317
Total Data Centers			100,839
Diversified – 0.0%
British Land Co. PLC(b)(j)		7,466	35,747
CapitaLand Integrated Commercial Trust(b)		7,917	12,302
Stockland(b)(j)		9,523	29,384
Total Diversified			77,433
Electricity Transmission & Distribution – 0.4%
CenterPoint Energy, Inc.(j)		38,393	1,390,979
PG&E Corp.(j)		95,591	1,642,253
Total Electricity Transmission & Distribution			3,033,232
Gas Utilities – 0.3%
ENN Energy Holdings Ltd.(b)		67,810	560,468
Italgas SpA(b)(j)		33,284	238,654
NiSource, Inc.(j)		32,086	1,286,328
Total Gas Utilities			2,085,450
Gathering & Processing – 0.7%
Hess Midstream LP(j)		27,975	1,183,063
MPLX LP(j)		40,780	2,182,546
ONEOK, Inc.(j)		22,325	2,215,086
Total Gathering & Processing			5,580,695
Health Care – 0.0%
American Healthcare REIT, Inc.(j)		1,087	32,936
Healthpeak Properties, Inc.(j)		979	19,796
Parkway Life Real Estate Investment Trust(b)		2,446	7,539
Welltower, Inc.(j)		454	69,557
Total Health Care			129,828
Hotel – 0.0%
Invincible Investment Corp.(b)		24	10,113
Industrial – 0.0%
CTP NV(a)(b)(j)		447	8,004
EastGroup Properties, Inc.		135	23,780
LaSalle Logiport REIT(b)(j)		11	10,220
Plymouth Industrial REIT, Inc.		297	4,841
Prologis, Inc.(j)		303	33,872
Rexford Industrial Realty, Inc.(j)		418	16,365
Warehouses De Pauw CVA(b)		726	17,211
Total Industrial			114,293
Integrated Utilities/Renewables – 0.7%
CLP Holdings Ltd.(b)		80,769	657,523
Duke Energy Corp.(j)		20,151	2,457,817
Entergy Corp.(j)		14,111	1,206,349
PPL Corp.(j)		44,044	1,590,429
Total Integrated Utilities/Renewables			5,912,118
Midstream – 2.1%
APA Group(b)(j)		138,261	684,916
Cheniere Energy, Inc.(j)		17,027	3,940,048
Koninklijke Vopak NV(b)(j)		19,547	849,217
Targa Resources Corp.(j)		17,455	3,499,204
TC Energy Corp.(b)(j)		80,081	3,781,118
Williams Cos., Inc.(j)		62,837	3,755,139
Total Midstream			16,509,642
Net Lease – 0.0%
Agree Realty Corp.(j)		118	9,108
Essential Properties Realty Trust, Inc.(j)		973	31,759
Getty Realty Corp.(j)		439	13,688
NNN REIT, Inc.		468	19,960
Total Net Lease			74,515
Office – 0.0%
BXP, Inc.(j)		410	27,548
Covivio SA(b)(j)		181	10,132
Dexus(b)(l)		2,125	9,450
Gecina SA(b)(j)		107	10,040
Hongkong Land Holdings Ltd.(b)		2,255	9,720
KDX Realty Investment Corp.(b)(j)		10	9,860
Mitsui Fudosan Co. Ltd.(b)(j)		3,573	31,997
Nippon Building Fund, Inc.(b)		6	5,096
Sumitomo Realty & Development Co. Ltd.(b)		225	8,454
Total Office			122,297
Pipeline Transportation / Natural Gas – 0.8%
DT Midstream, Inc.(j)		11,011	1,062,341
Energy Transfer LP(j)		112,133	2,084,553
Enterprise Products Partners LP(j)		67,221	2,294,925
Kinder Morgan, Inc.(j)		41,693	1,189,501
Total Pipeline Transportation / Natural Gas			6,631,320
Pipeline Transportation / Petroleum – 0.3%
Plains All American Pipeline LP(j)		111,560	2,231,200
Rail – 0.6%
Canadian Pacific Kansas City Ltd.(b)(j)		13,386	939,406
CSX Corp.(j)		34,399	1,012,363
East Japan Railway Co.(b)(j)		39,740	783,298
Union Pacific Corp.(j)		8,352	1,973,076
Total Rail			4,708,143
Real Estate – 0.1%
RLJ Lodging Trust		14,000	341,600
Service Properties Trust		68,000	177,480
Total Real Estate			519,080
Renewable Power & Infrastructure – 0.9%
Boralex, Inc.(b)(j)		1,640	32,958
Clearway Energy, Inc.(j)		1,445	43,740
CMS Energy Corp.(j)		20,269	1,522,405
E.ON SE(b)(j)		7,231	109,151
EDP Renovaveis SA(b)(j)		1,857	15,472
Enel SpA(b)(j)		15,089	122,407
Equatorial Energia SA(b)		169,345	946,669
First Solar, Inc.(j)(l)		344	43,492
Fortis, Inc.(b)(j)		903	41,132
Iberdrola SA(b)(j)		7,657	123,646
National Grid PLC(b)(j)		128,499	1,676,178
Public Service Enterprise Group, Inc.(j)		1,560	128,388
Redeia Corp. SA(b)(j)		33,479	671,968
Xcel Energy, Inc.(j)		27,087	1,917,489
Total Renewable Power & Infrastructure			7,395,095
Residential – 0.0%
AvalonBay Communities, Inc.(j)		171	36,700
Camden Property Trust		168	20,546
Canadian Apartment Properties REIT(b)		346	10,373
Comforia Residential REIT, Inc.(b)(j)		3	5,280
Fastighets AB Balder(b)(l)		1,152	7,209
NexPoint Residential Trust, Inc.(j)		255	10,080
Sun Communities, Inc.(j)		77	9,905
Vonovia SE(b)(j)		512	13,778
Total Residential			113,871
Retail – 0.0%
Brixmor Property Group, Inc.(j)		1,431	37,993
Curbline Properties Corp.		417	10,087
Eurocommercial Properties NV(b)(j)		470	12,759
Hang Lung Properties Ltd.(b)		7,318	6,261
Link REIT(b)		4,504	21,107
Regency Centers Corp.(j)		227	16,743
Scentre Group(b)		11,131	23,551
Simon Property Group, Inc.(j)		200	33,216
Total Retail			161,717
Self Storage – 0.0%
Big Yellow Group PLC(b)(j)		814	9,826
CubeSmart		238	10,165
Extra Space Storage, Inc.(j)		219	32,519
Total Self Storage			52,510
Sustainable Solutions – 0.0%
GE Vernova, Inc.(j)		204	62,277
Schneider Electric SE(b)(j)		229	52,864
Total Sustainable Solutions			115,141
Toll Roads – 0.4%
Ferrovial SE(b)(j)		14,093	630,350
Getlink SE(b)(j)		52,393	904,877
Transurban Group(b)(j)		161,950	1,364,057
Total Toll Roads			2,899,284
Towers – 0.6%
American Tower Corp.		2,067	449,779
Cellnex Telecom SA(a)(b)(j)		34,690	1,233,190
Crown Castle, Inc.		10,113	1,054,078
SBA Communications Corp.(j)		6,873	1,512,129
Uniti Group, Inc.		53,200	268,128
Total Towers			4,517,304
Utility – 0.1%
Bloom Energy Corp.(l)		958	18,834
Equatorial Energia SA(b)(l)		605	3,393
SSE PLC(b)(j)		3,716	76,544
TXNM Energy, Inc.		16,746	895,576
Total Utility			994,347
Water – 0.2%
Pennon Group PLC(b)(j)		283,742	1,643,678
Water & Waste Infrastructure – 0.1%
Republic Services, Inc.(j)		396	95,895
Severn Trent PLC(b)(j)		15,969	522,793
Veolia Environment SA(b)(j)		1,010	34,736
Waste Connections, Inc.(b)(j)		466	90,830
Xylem, Inc.(j)		315	37,630
Total Water & Waste Infrastructure			781,884
TOTAL COMMON STOCKS (Cost $64,404,745)			70,451,439
EXCHANGE TRADED FUNDS — 3.5%
Goldman Sachs Access Treasury 0-1 Year ETF		70,538	7,066,497
iShares 0-3 Month Treasury Bond ETF		70,200	7,067,034
iShares Short Treasury Bond ETF		63,969	7,066,016
Janus Henderson AAA CLO ETF		136,369	6,915,272
			28,114,819
TOTAL EXCHANGE TRADED FUNDS (Cost $28,099,868)			28,114,819
SHORT-TERM INVESTMENTS — 7.3%
Money Market Fund – 5.9%
First American Treasury Obligations Fund - Class X, 4.26%(m)		47,540,891	47,540,891

	Principal Amount
U.S. Treasury Bills – 1.4%
4.31%, 05/20/2025(n)		$5,000,000	4,971,254
4.32%, 05/29/2025(n)		6,000,000	5,959,482
Total U.S. Treasury Bills			10,930,736
TOTAL SHORT-TERM INVESTMENTS (Cost $58,471,630)			58,471,627
Total Investments – 133.5% (Cost $1,119,505,744)			1,074,655,070
Liabilities in Excess of Other Assets – (33.5)%			(269,723,440)
TOTAL NET ASSETS – 100.0%			$804,931,630
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	—
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2025, the total value of all such securities was $555,781,164 or 69.0% of net assets.

(b)	—	Foreign security or a U.S. security of a foreign company.
(c)	—
Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

(d)	—
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(e)	—
These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs. As of March 31, 2025, the total value of all such securities was $23,378,545 or 2.9% of net assets.

(f)	—
Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  As of March 31, 2025, the total value of all such securities was $34,607,904 or 4.3% of net assets.

(g)	—
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(h)	—
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.  Reference interest rates are typically based on a negative multiplier or slope.  Interest rate may also be subject to a cap or floor.

(i)	—	Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2025.
(j)	—	All or a portion of security has been pledged as collateral for credit facility. As of March 31, 2025, the total value of the collateral was $361,463,153.
(k)	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of March 31, 2025, the total value of the collateral was $83,481,254.
(l)	—	Non-income producing security.
(m)	—	The rate shown represents the seven-day yield as of March 31, 2025.
(n)	—	The rate shown is the effective yield.

Abbreviations:
CMT	Constant Maturity Treasury Rate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financial Rate
SONIA	Sterling Overnight Index Average

Currencies:
GBP	British Pound
EUR	Euro
USD	US Dollar

Forward Currency Contracts:
As of March 31, 2025, the following forward currency contracts were outstanding:
Settlement Date	Currency Purchased	Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

04/30/2025	658,688 USD	625,000 EUR	J.P. Morgan Securities, Inc.	$(18,218)
05/08/2025	3,298,488 USD	3,161,407 EUR	State Street Bank & Trust Co.	(127,076)
05/08/2025	3,713,020 USD	2,973,475 GBP	State Street Bank & Trust Co.	(127,712)
				$(273,006)

Brookfield Real Assets Income Fund Inc.
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$–	$911,180	$–	$911,180
Securitized Credit	–	300,441,369	23,378,545	323,819,914
Corporate Credit	–	517,704,287	–	517,704,287
Term Loans	–	59,159,936	–	59,159,936
Municipal Bonds & Notes	–	5,373,501	–	5,373,501
Preferred Stocks	10,648,367	–	–	10,648,367
Common Stocks	56,655,723	13,795,716	–	70,451,439
Exchange Traded Funds	28,114,819	–	–	28,114,819
Short-Term Investments	47,540,891	10,930,736	–	58,471,627
Total Investments	$142,959,800	$908,316,725	$23,378,545	$1,074,655,070

Other Financial Instruments:(1)	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$–	$(273,006)	$–	$(273,006)
Total	$–	$(273,006)	$–	$(273,006)
For further information regarding security characteristics, see the Schedule of Investments.

(1)	Forward currency contracts are reflected at the net unrealized appreciation (depreciation) on the instruments.